Dec-31-07 02:07pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-144 P.002/002 F-860

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.

DEC 3 1 2007

1086

December 31, 2007

CERTNYS
001-10000

07087715

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Wachovia Corporation, Depositary Shares (each representing a 1/40th interest in a share of Preferred Stock of Wachovia Corporation) requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 31, 2007. Tentative listing date – January 4, 2007.

Sincerely,

PROCESSED
JAN 2 5 2008
THOMSON
FINANCIAL

END